RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
RELATED PARTY TRANSACTIONS
Due to a related party	$ 91,687	$ 50,302
General and administrative expense	1,273,737	1,276,009
Silvercorp Metals Inc.
RELATED PARTY TRANSACTIONS
Due to a related party	91,687	50,302
General and administrative expense	$ 801,406	$ 823,195